FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2025
Financial Instruments [Abstract]
Schedule of Financial Assets
The Company has classified its financial instruments as follows:

As at	March 31, 2025	March 31, 2024
	$	$
Financial assets, measured at fair value:
Cash	135,022	208,992
Financial assets, measured at amortized cost:
Accounts receivable	706	42
Financial liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	21,418	9,805
Lease liabilities	—	291

Schedule of Financial Liabilities
The Company has classified its financial instruments as follows:

As at	March 31, 2025	March 31, 2024
	$	$
Financial assets, measured at fair value:
Cash	135,022	208,992
Financial assets, measured at amortized cost:
Accounts receivable	706	42
Financial liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	21,418	9,805
Lease liabilities	—	291

Disclosure of Monetary Assets and Liabilities Currency Risk Fluctuations
At March 31, 2025 the Company had the following balances in monetary assets and monetary liabilities which are subject to fluctuation against CAD:

Denominated in:	US$	GBP	EUR
Cash	92,416	76	676
Accounts receivable	353	—	—
Accounts payable and accrued liabilities	(1,841)	(415)	(58)
	90,928	(339)	618
Foreign currency rate	1.4376	1.8571	1.5540
Equivalent in Canadian dollars	130,718	(630)	960
Impact of 10% change in exchange rate	13,072	(63)	96